Net Revenues	12 Months Ended
Dec. 31, 2020
Net Revenues
Net Revenues

(24)    Net Revenues

Net revenues are mainly generated from the sale of goods.

The distribution of net consolidated revenues for 2020, 2019 and 2018 by segment is as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Bioscience	4,242,502	3,993,462	3,516,704
Diagnostic	775,889	733,604	702,265
Hospital	118,675	134,441	119,454
Bio supplies	224,090	266,540	167,004
Others	31,989	22,820	22,451
Intersegments	(53,107)	(52,176)	(41,154)
	5,340,038	5,098,691	4,486,724

The geographical distribution of net consolidated revenues is as follows:

	Thousands of Euros
	31/12/2020	31/12/2019 (*)	31/12/2018 (*)
USA and Canada	3,599,746	3,390,811	2,974,429
Spain	339,169	268,287	264,913
European Union	495,323	531,173	479,305
Rest of the world	905,800	908,420	768,077
Consolidated	5,340,038	5,098,691	4,486,724

(*) For comparison purposes, 2019 and 2018 UK figures have been reclassified from EU to ROW.

Details of discounts and other reductions in gross income are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Gross sales	6,806,005	6,429,762	5,588,257
Chargebacks	(1,247,153)	(1,119,540)	(923,023)
Cash discounts	(68,912)	(70,340)	(62,518)
Volume rebates	(57,858)	(56,426)	(46,922)
Medicare and Medicaid	(61,089)	(50,442)	(40,343)
Other discounts	(30,955)	(34,323)	(28,727)
Net sales	5,340,038	5,098,691	4,486,724

Movement in discounts and other reductions in gross income during 2018 were as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2017	105,890	5,114	17,991	16,204	10,143	155,342
Current estimate related to sales made in current and prior year	923,023	62,518	46,922	40,343	28,727	1,101,533	(1)
(Actual returns or credits in current period related to sales made in current period)	(957,695)	(56,568)	(24,648)	(21,324)	(26,493)	(1,086,728)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	—	(4,909)	(16,384)	(13,232)	(3,781)	(38,306)	(3)
Translation differences	3,957	286	916	950	241	6,350
Balance at 31 December 2018	75,175	6,441	24,797	22,941	8,837	138,191

Movement in discounts and other reductions to gross income during 2019 was as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2018	75,175	6,441	24,797	22,941	8,837	138,191
Current estimate related to sales made in current and prior year	1,119,540	70,340	56,426	50,442	34,323	1,331,071	(1)
(Actual returns or credits in current period related to sales made in current period)	(1,104,493)	(64,523)	(28,014)	(34,486)	(22,490)	(1,254,006)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	275	(6,385)	(25,050)	(20,375)	(5,652)	(57,187)	(3)
Translation differences	(9)	24	546	389	53	1,003
Balance at 31 December 2019	90,488	5,897	28,705	18,911	15,071	159,072

Movement in discounts and other reductions to gross income during 2020 was as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2019	90,488	5,897	28,705	18,911	15,071	159,072
Current estimate related to sales made in current and prior year	1,247,153	68,912	57,858	61,089	30,955	1,465,966	(1)
(Actual returns or credits in current period related to sales made in current period)	(1,033,053)	(61,387)	(27,798)	(34,564)	(30,509)	(1,187,311)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	(97,504)	(6,030)	(26,481)	(14,526)	(3,615)	(148,156)	(3)
Translation differences	(16,215)	(597)	(2,614)	(2,459)	(139)	(22,023)
Balance at 31 December 2020	190,869	6,795	29,670	28,451	11,763	267,548

(1)	Net impact in income statement: estimate for the current year plus prior years’ adjustments. Adjustments made during the year corresponding to prior years’ estimates have not been significant.
(2)	Amounts credited and posted against provisions for current period
(3)	Amounts credited and posted against provisions for prior period